Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 38,375	¥ 40,010
Current portion of long-term borrowings	62,264	13,265
Short-term borrowings	100,639	53,275
Long-term borrowings	222,478	287,175
Total borrowings	¥ 323,117	¥ 340,450